SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Weighted average grant date fair value of options granted	$ 2.21	$ 0.96
Unrecognized compensation cost related to non-vested stock options	$ 1,057
Unrecognized compensation cost, period for recognition	1 year
Total intrinsic value of options exercised	$ 5,080	$ 411
Issued under Options granted pursuant	20,000,000
Issued options under the said Plan	4,650,000
Restricted Stock Units RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted	$ 3.81	$ 1.69
Issued under Options granted pursuant	6,500
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	6 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years